RESTATEMENT OF FINANCIAL STATEMENTS (Details Narrative) - USD ($)		12 Months Ended
	Jan. 09, 2024	Dec. 31, 2023	Mar. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Common stock, par value		$ 0.001	$ 0.001
Reverse stock split	1-for-75,000 reverse split
Decrease in common stock value		$ 1,804,774
Increase in APIC		$ 1,804,774